BUFFALO(R)
FUNDS

Balanced Fund
High Yield Fund
Large Cap Fund
Mid Cap Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

ANNUAL REPORT

March 31, 2003

MESSAGE
To Our Shareholders

This six month period was perhaps the most psychologically difficult our country has been through for some time. The possibility of a war looming on the horizon affected politics, business and individuals, and the economy and the markets suffered as a result. Fortunately our managers are focused on the long-term, looking forward with an eye to identifying the courses that industries will be taking, and the inclinations that are driven by demographics and other trends. Although this doesn't protect our shareholders from short-term market volatility, it provides the bigger picture of where our investments are headed.

All shareholders should have received a notification regarding the Buffalo Funds' change of service providers from Jones & Babson, Inc. to U.S. Bancorp Fund Services, LLC. There are two changes that will directly affect you, the first being the address for conducting business by mail. The other will be expanded hours of service by our call center. Representatives will be available at 1-800-49-BUFFALO Monday through Friday, 8:00am - 7:00pm CST. This change of providers does not change the money management of the
Funds, and all the details of your account will remain the same. As always, our web site is a terrific source of current information and daily updates (www.buffalofunds.com).

As of March 31, 2003, the Buffalo Funds included about 54,400 accounts, totaling $997 million in assets under management. We thank you for your confidence and support, please call us if we can provide additional services or assistance with your account.

Sincerely,

/s/Kent W. Gasaway
Kent W. Gasaway
President o Buffalo Funds

Kornitzer Capital Management (KCM)
Portfolio Management Review

Through March 31, 2003, the stock market-- as measured by the S&P 500-- was down nearly 41 percent from its high on March 24, 2000. The Nasdaq Composite has been hit even harder, falling 73 percent since reaching its high on March 10 of the same year. Money has been flowing from equity funds to bond funds in recent months. One bond fund, the Pimco Total Return Fund, is now the largest actively managed mutual fund.
Market timing is all the rage. Is this the time to exit the stock market?

A long-run view adds some perspective on the past three years of pain. Using data from Ibbotson Associates for the 77-year period covering 1926-2002, shows that the market has been up (positive returns) in 54 out of the last 77 years (roughly 70 percent of the time). Equivalently, investors lost money in 23 out of the past 77 years, yet stocks (as measured by the S&P 500) have never been down during any 15- or 20-year holding period.

The per-year average rate of return has less variability (the standard deviation is lower) for longer time horizons. The variability of annual returns is quite high, ranging from as low as a negative 43.3 percent in 1931 to as high as 54 percent in 1933.

If we lengthen the holding period to five years, the variability of the average annual return drops significantly. For example, the strongest five-year period since 1926 was 1995-99, with a compound average annual increase of 28.6 percent.1 The worst five-year period occurred as the stock market crashed and the economy slipped into The Great Depression. From the start of 1928 to the end of 1932, stocks fell an average of 12.5 percent per year, a 50 percent drop over five years. The three consecutive years of negative returns that we have experienced from 2000-04 puts us within striking distance of that mark of dubious distinction. A quick calculation shows that if 2003 and 2004 have average annual losses of 9.3 percent, the 2000-04 period will set a new record for the worst five-year return period for the U.S. stock market, breaking the record set during 1928-32.

If we extend to 15- and 20-year holding periods, we find that, even in the worst of times, the broader stock market has yielded positive average annual returns, and that the spread between the minimum and maximum average annual returns closes significantly. This illustrates a form of risk reduction that is available only to those who have the time and patience to remain invested over extended periods of time.
None of this is to say that time removes all risk. While it is true that the per-year average rate of return risk is lowered, the variance in the size to which the portfolio will grow compounds over time. One thousand dollars invested at the beginning of the best 20-year period (1980-99) compounded at 17.87 percent per year would have grown to $26,796. An equivalent $1,000 invested over the worst 20-year period (1929-48)
compounded at 3.11 percent per year would have grown to $1,842. The impact of compounding a portfolio at
17.87 percent versus 3.11 percent per year over 20 years is a factor of 14 in portfolio size, but the risk of losing money-- if history is any guide-- is reduced dramatically.

Another problem with market timing is that most of the positive returns that occur take place in a relatively short period of time. If an investor is out of the market (e.g., in T-bills) during just a few of the very good years, the impact on a portfolio can be devastating. For example, $1 invested in the stock market at the beginning of 1926 grew to $1,775 by the end of 2002 (a 10.2 percent compound annual growth rate over 77 years). However, missing the six best years of the market lowered the portfolio value at the end of 2002 to $181 (a 7.59 percent compound annual growth rate over 77 years).

Finally, trying to time the market by "waiting for good news" can be just as problematic. So, how can the market do well this year when the unemployment rate has been rising and hence consumer confidence will likely weaken? Consider if an investor followed a strategy of holding stocks generally, but was able to shift all assets into T-bills at the start of years when he or she knew, with perfect clairvoyance, that the unemployment rate would rise for that year. For example, in 1974, when the unemployment rate rose to
5.6 percent from the prior year's 4.9 percent, the investor would have received the 8 percent T-bill rate of return on his portfolio rather than the 26.5 percent loss that equity investors received during that year. The investor would then shift back into stocks for years when the unemployment rate would fall (again with a prior knowledge of what actually would occur).

Market timing strategy involves the unrealistic advantage of knowing, at the start of each year, that the unemployment rate will rise and the investor will be able to shift all equity holdings into less risky
T-bills. Similarly, the investor is able to shift back to stocks at the start of years when unemployment is destined to fall. Nevertheless, even with a crystal ball that can foretell an important economic indicator, such as the unemployment rate, the investor did worse than the simple buy-and-hold strategy.

Why did this happen? It happened because the stock market usually turns before the news headlines improve in tone, and most of the long-run return occurs in relatively short periods. The unemployment rate rose to over 25 percent in 1933, yet that year remains the single best year for equity market returns since 1926.
Exiting the stock market at the beginning of years that would eventually see an increase in unemployment failed far more times than it succeeded. While this strategy did keep the investors out of stocks and in
T-bills during years such as 2001 and 2002 when the unemployment did rise, it caused the investor to miss many high-return years, including all but one (1935) of the six best return years described. When it comes to market timing and waiting on better news, even the best of crystal balls can be cracked.

We believe the above commentary helps illustrate why investors should remain focused on the long-term. We remain optimistic on the outlook for the Buffalo Funds. Holdings in our equity funds are concentrated in financially strong companies with favorable growth trends for the next 3-5 years. Our message to shareholders is to continue dollar-cost averaging during this downturn. Share prices should eventually track the favorable earnings growth of our underlying companies.

We wish you good health and happiness the remainder of 2003. Thank you for your continued confidence in the
Buffalo Funds.

Sincerely,

/s/John C. Kornitzer                                          /s/Kent W. Gasaway
John C. Kornitzer                                             Kent W. Gasaway
President                                                     Sr. Vice President

/s/Tom W. Laming                                              /s/Robert Male
Tom W. Laming                                                 Robert Male
Sr. Vice President                                            Sr. Vice President

1    Interestingly, prior to the inclusion of 1998 and 1999 in the five-year holding period return calculations, 1950-54 was the strongest half decade for stocks with a 23.9% average annual return, where stocks tripled during a period that encompassed the Korean War.

Dollar cost averaging does not assure a profit or protect against loss in declining markets; investors should consider their financial ability to continue purchases through periods of low price levels. Past performance does not guarantee future results. Please see the following annual report for more complete performance information. References to other mutual funds should not be deemed an offer to sell or solicitation of an offer to buy shares of such mutual funds. This material must be preceded or accompanied by a current prospectus.

The Buffalo Funds are distributed by Quasar Distributors, LLC. (05/03)

Buffalo Balanced Fund versus S&P 500
and Merrill Lynch Bond Fund Index Weighted Average

GRAPH

Average annual compounded total returns for one year, five years and the life of the Fund (inception August
12, 1994) as of March 31, 2003, were -19.32%, -3.04% and 4.55%, respectively.

Buffalo High Yield Fund versus
Merrill Lynch High Yield Bond Fund Index

GRAPH

Average annual compounded total returns for one year, five years and the life of the Fund (inception May
19, 1995) as of March 31, 2003, were 5.95%, 2.94% and 7.94%, respectively.

Buffalo Large Cap Fund versus S&P 500

GRAPH

Average annual compounded total returns for one year, five years and the life of the Fund (inception May
19, 1995) as of March 31, 2003, were -30.71%, -3.01% and 8.06%, respectively.

Buffalo Mid Cap Fund versus S&P 400

GRAPH

Average annual compounded total return for one year and the life of the Fund (inception December 17, 2001)
as of March 31, 2003, were
-25.49% and -19.85%, respectively.

Buffalo Science & Technology Fund
versus S&P 500 and S&P 600

GRAPH

Average annual compounded total returns for one year and the life of the Fund (inception April 16, 2001) as of March 31, 2003, were -40.96% and -22.92%, respectively.

Buffalo Small Cap Fund versus S&P 600

GRAPH

Average annual compounded total returns for one year and the life of the Fund (inception April 14, 1998) as of March 31, 2003, were -34.49% and 9.68%, respectively.

Buffalo USA Global Fund versus S&P 500

GRAPH

Average annual compounded total returns for one year, five years and the life of the Fund (inception May
19, 1995) as of March 31, 2003, were -30.79%, -1.29% and 8.34%, respectively.

Buffalo Balanced Fund - Diversification
                                                                             % OF TOTAL
Corporate Bonds
     Consumer Discretionary                                                        3.55%
     Consumer Staples                                                              1.36%
     Energy                                                                        5.45%
     Financials                                                                    0.13%
     Health Care                                                                   0.09%
     Industrials                                                                   2.38%
     Information Technology                                                        3.14%
     Materials                                                                     0.56%
Convertible Corporate Bonds                                                       15.04%
Common Stocks                                                                     60.18%
Convertible Preferred Stocks                                                       5.21%
Cash & Equivalents                                                             2.91%

As of March 31, 2003, schedule of investments. Subject to change.

Buffalo High Yield Fund - Diversification
                                                                             % OF TOTAL
Corporate Bonds
     Consumer Discretionary                                                       24.48%
     Consumer Staples                                                              4.48%
     Energy                                                                        7.36%
     Financials                                                                    3.40%
     Health Care                                                                   1.67%
     Industrials                                                                   2.28%
     Information Technology                                                        1.51%
     Materials                                                                     1.07%
Convertible Corporate Bonds                                                       21.44%
Common Stocks                                                                      7.33%
Non-Convertible Preferred Stock                                                    0.00%
Convertible Preferred Stocks                                                       4.37%
U.S. Government Securities                                                         6.39%
Cash & Equivalents                                                            14.22%

As of March 31, 2003, schedule of investments. Subject to change.

Investment Results-- Total Return
                                                         Three        One         Five
                                                         Months       Year        Years
                                                         Ended        Ended       Ended        Since
                                                        3/31/03      3/31/03      3/31/03    Inception*

Buffalo Balanced Fund                                     -2.27%      -19.32%      -3.04%         4.55%
Lipper Balanced Fund Index                                -1.84%      -12.85%       0.19%         7.28%

Buffalo High Yield Fund                                    3.20%        5.95%       2.94%         7.94%
Lipper High Yield Bond Fund Index                          6.17%        3.18%      -1.47%         3.66%

Buffalo Large Cap Fund                                    -5.77%      -30.71%      -3.01%         8.06%
Lipper Multi-Cap Core Fund Index                          -3.07%      -24.08%      -3.62%         6.91%

Buffalo Mid Cap Fund                                      -3.46%      -25.49%         N/A       -19.85%
Lipper Mid-Cap Core Fund Index                            -3.80%      -23.35%      -0.15%       -14.71%

Buffalo Science & Technology Fund                     -2.91%      -40.96%         N/A       -22.92%
Lipper Science & Technology
   Fund Index                                             -0.26%      -37.06%       -6.14%      -34.02%

Buffalo Small Cap Fund                                    -6.82%      -34.49%         N/A         9.68%
Lipper Small-Cap Core Fund Index                          -5.16%      -26.04%      -1.73%        -1.95%

Buffalo USA Global Fund                                   -3.76%      -30.79%      -1.29%         8.34%
Lipper Capital Appreciation
   Fund Index                                             -2.06%      -24.88%      -4.20%         5.24%
Lipper Global Fund Index                                  -6.63%      -24.77%      -4.58%         3.50%

*Buffalo Balanced Fund (8/12/94), Buffalo High Yield Fund (5/19/95),
Buffalo Large Cap Fund (5/19/95), Buffalo Mid Cap Fund (12/17/01),
Buffalo Science & Technology Fund (4/16/01), Buffalo Small Cap Fund (4/14/98), Buffalo USA Global Fund
(5/19/95).

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Small cap funds-- "Small cap stocks have higher risk than the stocks of larger, more established companies and have significant short-term price volatility."

High yield funds-- "While yields are typically higher than higher-rated bonds, the yields are based on greater risk that the price will decline."

Sector funds-- "Due to the limited focus of these funds, they are not intended to serve as a complete investment program by themselves."

References to specific securities should not be construed as recommendations by the Funds or their Advisor.

Buffalo
Balanced Fund

Schedule Of Investments
March 31, 2003

SHARES                  COMPANY                                                         MARKET VALUE

COMMON STOCKS-- 60.18%
CONSUMER DISCRETIONARY-- 14.59%
            20,400      Ameristar Casinos, Inc.*                                    $         218,688
            23,000      Argosy Gaming Co.*                                                    459,540
            10,500      DeVry, Inc.*                                                          196,035
            25,000      Elkcorp                                                               475,000
             9,000      Ethan Allen Interiors, Inc.                                           264,870
             7,300      ITT Educational Services, Inc.*                                       204,400
            25,000      ServiceMaster Co.                                                     250,000
            10,300      Strayer Education, Inc.                                               565,470
                                                                                            2,634,003
CONSUMER STAPLES-- 1.48%
             6,000      Conagra, Inc.                                                         120,480
             5,000      Heinz H.J. Co.                                                        146,000
                                                                                              266,480
ENERGY-- 7.02%
             3,000      Amerada Hess Corp.                                                    132,780
             5,000      BP PLC                                                                192,950
             5,000      ChevronTexaco Corp.                                                   323,250
            11,742      Eagle Geophysical, Inc.*                                                   12
             5,000      Exxon Mobil Corp.                                                     174,750
             1,000      Frontier Oil Corp.                                                     17,100
             1,000      GlobalSantaFe Corp.                                                    20,650
             3,500      Kerr-McGee Corp.                                                      142,135
            10,000      Marathon Oil Corp.                                                    239,700
               100      Northrop Grumman Corp.                                                  8,580
             2,000      Tesoro Petroleum Corp.*                                                14,800
                                                                                            1,266,707
FINANCIALS-- 12.14%
             5,000      Allstate Corp.                                                        165,850
             9,500      American Express Co.                                                  315,685
             6,300      Janus Capital Group, Inc.                                              71,757
            10,450      JP Morgan Chase & Co.                                             247,769
             2,000      KeyCorp                                                                45,120
             1,500      Lincoln National Corp.                                                 42,000
             9,000      Morgan Stanley Dean Witter                                            345,150
             7,300      Northern Trust Corp.                                                  222,285
             8,000      PNC Bank Corp.                                                        339,040
             5,000      Pitney Bowes, Inc.                                                    159,600
             2,000      Union Planters Corp.                                                   52,580
             9,700      US Bancorp                                                            184,106
                                                                                            2,190,942
HEALTH CARE-- 16.99%
            15,000      Abbott Laboratories                                                   564,150
            20,000      Bristol-Myers-Squibb Co.                                              422,600
            15,000      First Horizon Pharmaceutical*                                          37,950
            10,000      Galen Holdings                                                        258,300
            11,600      Johnson & Johnson                                                 671,292
            11,200      Merck & Company, Inc.                                             613,536
            12,100      Schering-Plough Corp.                                                 215,743
             7,500      Wyeth                                                                 283,650
                                                                                            3,067,221
INDUSTRIALS-- 2.07%
            26,000      Southwest Airlines Co.                                                373,360

INFORMATION TECHNOLOGY-- 5.43%
            10,000      Intel Corp.                                                           162,800
             3,261      Komag, Inc. Warrants*                                                   7,011
            19,200      Microsoft Corp.                                                       464,832
            14,000      Nokia Corp.                                                           196,140
             7,000      SunGard Data Systems, Inc.*                                           149,100
                                                                                              979,883
MATERIALS-- 0.22%
             1,000      duPont (E.I.) deNemours & Co.                                      38,860
             6,521      Philip Services Corp.*                                                  1,826
                                                                                               40,686
TELECOMMUNICATION SERVICES-- 0.24%
             3,397      Wiltel Communications, Inc.*                                           42,802

TOTAL COMMON STOCKS                                                                        10,862,084
(cost $12,632,730)

FACE AMOUNT             DESCRIPTION                                                     MARKET VALUE

CONVERTIBLE PREFERRED STOCKS-- 5.21%
            15,335      Fleetwood Capital Trust*                                              187,854
            53,400      ICO Holdings, Inc.                                                    427,734
            11,000      Lomak Financing Trust                                                 325,875

TOTAL CONVERTIBLE PREFERRED STOCKS                                                            941,463
(cost $1,551,310)

CORPORATE BONDS-- 16.66%
$          500,000      Aaipharma, Inc., 11.00% due 4-1-10                                    512,500
           105,000      Argosy Gaming Co., 10.75% due 6-1-09                                  114,450
            25,000      Boyd Gaming Corp., 9.25% due 8-1-09                                    27,500
           100,000      Callon Petroleum Co., 10.25% due 9-15-04                               87,000
           225,000      Charter Communications Holdings,
                           11.125% due 1-15-11                                                101,250
            55,000      Circus Circus Enterprise, Inc.,
                           7.625% due 7-15-13                                                  53,625
           100,000      Elizabeth Arden, Inc.,
                           11.75% due 2-1-11                                                  108,000
            25,000      Ford Motor Credit Co.,
                           7.375% due 10-28-09                                                 23,672
           100,000      Frontier Oil, 11.75% due 11-15-09                                     110,500
            75,000      Ingles Markets, Inc.,
                           8.875% due 12-1-11                                                  72,375
            50,000      Isle of Capri Casinos, Inc.,
                           8.75% due 4-15-09                                                   51,750
            25,000      John Q Hamonds Hotel,
                           8.875% due 5-15-12                                                  24,500
            50,000      Luigino's, Inc., 10.00% due 2-1-06                                     51,250
            50,000      Mandalay Resort Group,
                           10.25% due 8-1-07                                                   54,313
            25,000      MGM Grand, Inc., 9.75% due 6-1-07                                      27,625
            50,000      Motorola, Inc., 7.625% due 11-15-10                                    54,000
           100,000      Nash Finch Co., 8.50% due 5-1-08                                       81,500
            25,000      Park Place Entertainment Corp.,
                           8.875% due 9-15-08                                                  26,625
            25,000      Pilgrim's Pride Corp.,
                           9.625% due 9-15-11                                                  24,375
            25,000      Rogers Communications, Inc.,
                           9.125% due 1-15-06                                                  25,531
            40,000      Rogers Communications, Inc.,
                           8.875% due 7-15-07                                                  41,000
            15,000      Senior Housing Property Trust,
                           8.625% due 1-15-12                                                  15,525
            50,000      Stewart Enterprises,
                           6.40% due 5-1-13                                                    50,188
            10,000      Swift Energy Co.,
                           9.375% due 5-1-12                                                   10,225
           500,000      Tesoro Pete, 9.625% due 4-1-12                                        430,000
           435,000      United Refining Co.,
                           10.75% due 6-15-07                                                 358,875
            50,000      WCI Communications, Inc.,
                           10.625% due 2-15-11                                                 51,250
           500,000      Wiser Oil Co., 9.50% due 5-15-07                                      417,500
TOTAL CORPORATE BONDS                                                                       3,006,904
(cost $3,085,351)

CONVERTIBLE CORPORATE BONDS-- 15.04%
            25,000      Adaptec, Inc., 4.75% due 2-1-04                                        25,062
           150,000      Axcan Pharmaceutical, 4.25% due 4-15-08                               159,562
         1,000,000      Barnes & Noble, 5.25% due 3-15-09                                 986,250
           250,000      Conexant Systems, 4.00% due 2-1-07                                    151,250
           500,000      Hilton Hotels, 5.00% due 5-15-06                                      481,875
           847,000      Intevac, Inc., 6.50% due 3-1-09                                       692,423
           210,000      Ivax Corp., Inc., 5.50% due 5-15-07                                   201,075
            24,840      Komag CB, 5.75% due 12-31-07                                           16,320
           775,805      Philip Services Corp.,
                           zero cpn. due 4-15-20                                                    8
TOTAL CONVERTIBLE CORPORATE BONDS                                                           2,713,825
(cost $3,994,036)

TOTAL INVESTMENTS-- 97.09%                                                                 17,524,276
(cost $21,263,427)

Other assets less liabilities-- 2.91%                                                         525,299

TOTAL NET ASSETS-- 100.00%                                                             $   18,049,575

For federal income tax purposes, the identified cost of investments owned at March 31, 2003 was
$21,322,715.

Net unrealized depreciation for federal income tax purposes was $3,798,439, which is comprised of unrealized appreciation of $1,270,321 and unrealized depreciation of $5,068,760.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
High Yield Fund

Schedule Of Investments
March 31, 2003

SHARES OR
FACE AMOUNT             COMPANY AND DESCRIPTION                                         MARKET VALUE

COMMON STOCKS-- 7.33%
            36,700      Ameren Corp.                                                $       1,433,135
            58,700      Bristol Myers Squibb                                                1,240,331
            25,455      ChevronTexaco Corp.                                                 1,645,666
            17,025      Eagle Geophysical, Inc.*                                                   17
            36,900      Empire District Electric Co.                                          649,440
            26,500      Fleet Boston Financial Corp.                                          632,820
            58,050      Great Plains Energy, Inc.                                           1,385,653
            29,700      JP Morgan Chase & Co.                                             704,187
            43,000      Schering-Plough                                                       766,690
            78,250      Stewart (W.P.) & Company Ltd.                                   1,332,597
            19,550      Verizon Communications, Inc.                                          691,093
TOTAL COMMON STOCKS                                                                        10,481,629
(cost $10,535,323)

CONVERTIBLE PREFERRED STOCKS-- 4.37%
            66,200      Carriage Service*                                                   2,002,550
            34,400      Cummins Engine                                                      1,505,000
            50,274      Fleetwood Capital Trust*                                              615,857
            77,200      ICO Holdings, Inc.                                                    618,372
             4,870      Lomak Financing Trust                                                 144,274
            45,125      TXI Capital Trust I                                                 1,365,031
TOTAL CONVERTIBLE PREFERRED STOCKS                                                          6,251,084
(cost $7,462,094)

NON-CONVERTIBLE PREFERRED STOCK-- 0.00%
             7,250      Adelphia Communications Corp.                                           5,437
(cost $719,125)

CORPORATE BONDS-- 46.25%
$        1,480,000      Aaipharma, Inc., 11.00% due 4-1-10                                  1,517,000
         1,300,000      Allied Waste, 9.25% due 9-1-12                                      1,389,375
         1,780,000      Ameristar Casinos, Inc.,
                           10.75% due 2-15-09                                               1,940,200
           700,000      Applied Extrusion Technology,
                           10.75% due 7-1-11                                                  483,000
           965,000      Argosy Gaming Co.,
                           10.75% due 6-1-09                                                1,051,850
           100,000      Argosy Gaming Co.,
                           9.00% due 9-1-11                                                   106,750
         1,450,000      Bausch & Lomb, 7.125% due 8-1-28                                1,323,888
           180,000      Bio-Rad Laboratories,
                           11.625% due 2-15-07                                                198,900
           370,000      Boyd Gaming Corp.,
                           9.25% due 8-1-09                                                   407,000
           150,000      Brunswick Corp.,
                           6.75% due 12-15-06                                                 167,482
         1,660,000      Callon Petroleum Co.,
                           10.125% due 7-31-04                                              1,651,700
           250,000      Callon Petroleum Co.,
                           10.25% due 9-15-04                                                 217,500
         2,250,000      Central Garden & Pet Co.,
                           9.125% due 2-1-13                                                2,362,500
         1,185,000      Charter Communications Holdings,
                           8.625% due 4-1-09                                                  553,987
           255,000      Charter Communications Holdings,
                           11.125% due 1-15-11                                                114,750
         1,275,000      Circus Circus Enterprise, Inc.,
                           7.625% due 7-15-13                                               1,243,125
           445,000      Cummins Engine, 6.75% due 2-15-27                                     435,544
           250,000      Elizabeth Arden, Inc., 11.75% due 2-1-11                              270,000
           470,000      Exide Corp., 10.00% due 4-15-05                                        14,100
           250,000      Fairchild Semiconductor Corp.,
                           10.375% due 10-1-07                                                265,000
         2,270,000      Ford Motor Co., 7.45% due 7-16-31                                   1,741,687
           675,000      Ford Motor Credit Co.,
                           7.375% due 10-28-09                                                639,149
         1,100,000      French Fragrance, Inc.,
                           10.375% due 5-15-07                                              1,072,500
           695,000      French Fragrance, Inc.,
                           10.375% due 5-15-07                                                698,475
         1,930,000      Frontier Oil Corp.,
                           11.75% due 11-15-09                                              2,132,650
         2,400,000      General Motors Acceptance Corp.,
                           8.00% due 11-1-31                                                2,343,226
           465,000      Hertz Corp., 7.00% due 7-1-04                                         472,968
           300,000      Hilton Hotels Corp.,
                           7.20% due 12-15-09                                                 298,972
         1,110,000      HMH Properties, Inc.,
                           8.45% due 12-1-08                                                1,076,700
           850,000      Host Marriott, 9.25% due 10-1-07                                      850,000
         1,400,000      Ingles Markets, Inc.,
                           8.875% due 12-1-11                                               1,351,000
         2,014,000      Isle of Capri Casinos, Inc.,
                           8.75% due 4-15-09                                                2,084,490
           395,000      John Q Hamonds Hotel,
                           8.875% due 5-15-12                                                 387,100
           975,000      Luigino's, Inc., 10.00% due 2-1-06                                    999,375
         2,100,000      Mail-Well, Inc., 9.625% due 3-15-12                                 2,052,750
            24,000      Mandalay Resort Group,
                           6.75% due 7-15-03                                                   24,240
           420,000      Mandalay Resort Group,
                           10.25% due 8-1-07                                                  456,225
         1,300,000      Meritage Corp., 9.75% due 6-1-11                                    1,378,000
           375,000      MGM Grand, Inc., 9.75% due 6-1-07                                     414,375
           225,000      MGM Mirage, Inc., 6.625% due 2-1-05                                   232,875
           100,000      MGM Mirage, Inc., 8.375% due 2-1-11                                   107,500
         1,095,000      Motorola, Inc., 7.625% due 11-15-10                                 1,182,600
           890,000      Motorola, Inc., 8.00% due 11-1-11                                     979,000
         1,840,000      Nash Finch Co., 8.50% due 5-1-08                                    1,499,600
           200,000      Park Place Entertainment Corp.,
                           8.875% due 9-15-08                                                 213,000
           495,000      Park Place Entertainment Corp.,
                           8.125% due 5-15-11                                                 513,562
         1,845,000      Penn National Gaming,
                           8.875% due 3-15-10                                               1,891,125
         2,640,000      Phillips Van-Heusen Corp.,
                           7.75% due 11-15-23                                               2,293,500
         2,085,000      Pilgrim's Pride Corp.,
                           9.625% due 9-15-11                                               2,032,875
         2,200,000      Premcor Refinance, 9.25% due 2-1-10                                 2,354,000
           450,000      Premcor Refinance, 9.50% due 2-1-13                                   486,000
           735,000      RFS Partnership, 9.75% due 3-1-12                                     742,350
           595,000      Rogers Communications, Inc.,
                           9.125% due 1-15-06                                                 607,644
           755,000      Rogers Communications, Inc.,
                           8.875% due 7-15-07                                                 773,875
           250,000      Royal Carribean Cruises Ltd.,
                           8.25% due 4-1-05                                                   247,500
         1,775,000      Royal Carribean Cruises Ltd.,
                           7.50% due 10-15-27                                               1,371,187
           300,000      Senior Housing Property Trust,
                           8.625% due 1-15-12                                                 310,500
           495,000      ServiceMaster Co., 7.875% due 8-15-09                                 559,388
           321,000      ServiceMaster Co., 7.10% due 3-1-18                                   337,774
           400,000      Stewart Enterprises, 10.75% due 7-1-08                                440,500
           800,000      Stewart Enterprises, 6.40% due 5-1-13                                 803,000
            70,000      Swift Energy Co., 10.25% due 8-1-09                                    73,500
           300,000      Swift Energy Co., 9.375% due 5-1-12                                   306,750
         3,125,000      Tesoro Pete, 9.625% due 4-1-12                                      2,687,500
           340,000      Union Oil Company of California,
                           6.50% due 5-1-08                                                   378,579
         1,755,000      United Refining Co.,
                           10.75% due 6-15-07                                               1,447,875
            87,000      Wal-Mart Stores, Inc.,
                           8.75% due 12-29-06                                                  87,577
         2,280,000      WCI Communications, Inc.,
                           10.625% due 2-15-11                                              2,337,000
           250,000      WCI Communications, Inc.,
                           9.125% due 5-1-12                                                  242,500
         1,600,000      Wiser Oil Co., 9.50% due 5-15-07                                    1,336,000
         1,030,000      Zale Corp., 8.50% due 10-1-07                                       1,077,638
TOTAL CORPORATE BONDS                                                                      66,141,807
(cost $66,406,165)

CONVERTIBLE CORPORATE BONDS-- 21.44%
           515,000      Adaptec, Inc., 4.75% due 2-1-04                                       516,288
           445,000      Adaptec, Inc., 3.00% due 3-5-07                                       386,038
           500,000      Affymetrix, Inc., 5.00% due 10-1-06                                   491,875
         2,200,000      Analog Devices, Inc.,
                           4.75% due 10-1-05                                                2,233,000
         1,745,000      Axcan Pharmaceutical,
                           4.25% due 4-15-08                                                1,856,244
         3,040,000      Barnes & Noble, Inc.,
                           5.25% due 3-15-09                                                2,998,200
         2,175,000      Best Buy, 2.25% due 1-15-22                                         1,968,375
         2,350,000      Bisys Group, Inc., 4.00% due 3-15-06                                2,288,312
         1,100,000      Conexant Systems, 4.00% due 2-1-07                                    665,500
         1,250,000      Exide Corp., 2.90% due 12-15-05                                         7,025
         1,000,000      Human Genome Sciences, Inc.,
                           3.75% due 3-15-07                                                  758,750
         1,841,000      Intevac, Inc., 6.50% due 3-1-09                                     1,505,017
         2,400,000      Ivax Corp., 5.50% due 5-15-07                                       2,298,000
            97,045      Komag CB, 5.75% due 12-31-07                                           63,759
         1,700,000      LAM Research Corp., 4.00% due 6-1-06                                1,544,875
           500,000      LAM Research Corp., 4.00% due 6-1-06                                  454,375
           866,000      Lomak Petroleum, Inc.,
                           6.00% due 2-1-07                                                   794,555
         1,925,000      Medicis Pharmaceutical, 2.50% due 6-4-32                            2,314,812
           321,000      Moran Energy, Inc., 8.75% due 1-15-08                                 291,709
         2,675,000      NCO Group, Inc., 4.75% due 4-15-06                                  2,330,594
           315,000      OHM Corp., 8.00% due 10-1-06                                            1,606
         1,300,000      Performance Food Group Co.,
                           5.50% due 10-16-08                                               1,543,750
           759,568      Philip Services Corp.,
                           zero cpn. due 4-15-20                                                    8
         2,045,000      School Specialty, Inc.,
                           6.00% due 8-1-08                                                 1,935,081
         1,725,000      Wind River Systems, Inc.,
                           3.75% due 12-15-06                                               1,412,344
TOTAL CONVERTIBLE CORPORATE BONDS                                                          30,660,092
(cost $32,419,973)

U.S. GOVERNMENT SECURITIES-- 6.39%
U.S. Treasury Bonds
         1,500,000      2.75% due 9-30-03                                                   1,512,598
         1,500,000      2.75% due 10-31-03                                                  1,514,591
         1,500,000      3.00% due 11-30-03                                                  1,518,927
         1,500,000      3.00% due 1-31-04                                                   1,523,439
         1,500,000      3.00% due 2-29-04                                                   1,525,490
         1,500,000      3.375% due 4-30-04                                                  1,535,508

TOTAL U.S. GOVERNMENT SECURITIES                                                            9,130,553
(cost $9,036,893)

REPURCHASE AGREEMENT-- 12.49%
        17,860,000      UMB Bank, n.a., 0.75% due 4-1-03
                           (Collateralized by Federal National
                           Mortgage Association Discount Notes,
                           due 4-25-03 with a market value of
                           $18,217,266)                                                    17,860,000
(cost $17,860,000)

TOTAL INVESTMENTS-- 98.27%                                                                140,530,602
(cost $144,439,573)

Other assets less liabilities-- 1.73%                                                       2,476,926

TOTAL NET ASSETS-- 100.00%                                                            $   143,007,528

For federal income tax purposes, the identified cost of investments owned at March 31, 2003 was
$144,610,351.

Net unrealized depreciation for federal income tax purposes was $4,079,749, which is comprised of unrealized appreciation of $4,591,124 and unrealized depreciation of $8,670,873.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
Large Cap Fund

Schedule Of Investments
March 31, 2003

SHARES                  COMPANY                                                         MARKET VALUE

COMMON STOCKS-- 98.71%
CONSUMER DISCRETIONARY-- 15.43%
            67,800      Barnes & Noble, Inc.*                                   $       1,287,522
            52,800      Carnival Corp.                                                      1,273,008
            22,450      Ethan Allen Interiors, Inc.                                           660,704
            32,000      Marriott International Cl. A                                        1,017,920
            86,300      ServiceMaster Co.                                                     863,000
            13,600      Walgreen Co.                                                          400,928
                                                                                            5,503,082
CONSUMER STAPLES-- 7.72%
            33,700      Heinz H.J. Co.                                                        984,040
            55,600      McDonald's Corp.                                                      803,976
            24,100      PepsiCo, Inc.                                                         964,000
                                                                                            2,752,016
FINANCIALS-- 18.86%
            51,200      American Express Co.                                                1,701,376
            66,800      Concord EFS, Inc.*                                                    627,920
            27,700      Morgan Stanley Dean Witter                                          1,062,295
            32,500      Northern Trust Corp.                                                  989,625
            22,900      PNC Bank Corp.                                                        970,502
            49,400      Wilmington Trust Corp.                                              1,373,320
                                                                                            6,725,038
HEALTH CARE-- 15.00%
            32,900      Abbott Laboratories                                                 1,237,369
            23,400      Johnson & Johnson                                               1,354,158
            32,600      Merck & Company, Inc.                                           1,785,828
            54,600      Schering-Plough Corp.                                                 973,518
                                                                                            5,350,873
INDUSTRIALS-- 8.21%
            27,600      FedEx Corp.                                                         1,519,932
            98,087      Southwest Airlines Co.                                              1,408,529
                                                                                            2,928,461
INFORMATION TECHNOLOGY-- 33.49%
            76,100      Altera Corp.*                                                       1,030,394
            36,100      Analog Devices, Inc.*                                                 992,750
            70,500      Applied Materials, Inc.*                                              886,890
           139,100      Ciena Corp.*                                                          607,867
            60,800      Cisco Systems, Inc.*                                                  784,320
            44,600      Diebold, Inc.                                                       1,513,724
            25,500      Intel Corp.                                                           415,140
            50,800      Microsoft Corp.                                                     1,229,868
            86,600      Nokia Corp.                                                         1,213,266
            91,300      Scientific-Atlanta, Inc.                                            1,254,462
            68,200      SunGard Data Systems, Inc.*                                         1,452,660
            13,000      Texas Instruments                                                     212,810
           117,900      Wind River Systems, Inc.*                                             351,342
                                                                                           11,945,493
TOTAL COMMON STOCKS                                                                        35,204,963
(cost $44,299,930)

TOTAL INVESTMENTS-- 98.71%                                                                 35,204,963
(cost $44,299,930)

Other assets less liabilities-- 1.29%                                                         458,753

TOTAL NET ASSETS-- 100.00%                                                             $   35,663,716

For federal income tax purposes, the identified cost of investments owned at March 31, 2003 was
$44,520,424.

Net unrealized depreciation for federal income tax purposes was $9,315,461, which is comprised of unrealized appreciation of $2,623,287 and unrealized depreciation of $11,938,748.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
Mid Cap Fund

Schedule Of Investments
March 31, 2003

SHARES                  COMPANY                                                         MARKET VALUE

COMMON STOCKS-- 96.93%
CONSUMER DISCRETIONARY-- 36.34%
            56,300      Abercrombie & Fitch Co.*                                $       1,690,689
            32,000      Chico's Fashion, Inc.*                                                640,000
            14,000      Choicepoint, Inc.*                                                    474,600
            45,950      CVS Corp.                                                           1,095,907
            50,200      DeVry, Inc.*                                                          937,234
            34,625      Fairmont Hotels & Resorts                                         779,063
            50,500      Furniture Brands International, Inc.*                                 987,780
            11,150      Harley Davidson, Inc.                                                 442,767
            22,575      Harrahs Entertainment, Inc.*                                          805,927
            15,250      International Game Technology*                                      1,248,975
            17,775      MGM Mirage*                                                           519,919
             2,500      Mohawk Industries, Inc.*                                              119,850
            29,725      P & O Princess Cruises                                            792,766
            39,600      Talbots, Inc.                                                       1,019,304
            25,125      Tiffany & Co.                                                     628,125
            76,050      WCI Communities, Inc.*                                                795,483
            13,800      Weight Watchers International, Inc.*                                  635,490
            23,100      Winnebago Industries, Inc.                                            628,320
                                                                                           14,242,199
FINANCIALS-- 22.57%
            63,725      Bisys Group*                                                        1,039,992
            35,475      Edwards (A.G.), Inc.                                                  918,803
            23,800      Fiserv, Inc.*                                                         749,224
            23,125      H & R Block, Inc.                                                 987,206
            48,900      Janus Capital Group, Inc.                                             556,971
            22,600      Legg Mason, Inc.                                                    1,101,524
            43,600      Mellon Financial Corp.                                                926,936
            33,975      Neuberger Berman, Inc.                                                959,114
            33,350      Principal Financial Group                                             905,119
            39,900      Waddell & Reed Financial CL. A                                    701,043
                                                                                            8,845,932
HEALTH CARE-- 8.51%
            37,100      Biomet, Inc.                                                        1,137,115
            46,850      Human Genome Sciences, Inc.*                                          400,567
            62,075      King Pharmaceuticals, Inc.*                                           740,555
            36,800      Watson Pharmaceuticals, Inc.*                                       1,058,736
                                                                                            3,336,973
INFORMATION TECHNOLOGY-- 27.37%
           415,000      Atmel Corp.*                                                          664,000
            93,650      Cadence Design System, Inc.*                                          936,500
           127,600      Citrix Systems, Inc.*                                               1,679,216
            25,175      Diebold, Inc.                                                         854,440
             9,175      Electronic Arts, Inc.*                                                538,022
            57,350      Jabil Circuit, Inc.*                                                1,003,625
            20,000      Linear Technology Corp.                                               617,400
            78,100      Micrel Semiconductor, Inc.*                                           719,379
            82,000      National Semiconductor Corp.*                                       1,397,280
            44,250      Novellus Systems*                                                   1,206,697
            52,400      Waters Corp.*                                                       1,108,784
                                                                                           10,725,343
MATERIALS-- 2.14%
            18,850      Sigma-Aldrich Corp.                                                   838,636

TOTAL COMMON STOCKS                                                                        37,989,083
(cost $47,768,185)

FACE AMOUNT             DESCRIPTION                                                     MARKET VALUE

REPURCHASE AGREEMENT-- 2.91%
       $ 1,140,000      UMB Bank, n.a., 0.75% due 4-1-03
                           (Collateralized by Federal
                           National Mortgage Association
                           Discount Notes, due 4-25-03
                           with a market value of $1,163,059)                               1,140,000
(cost $1,140,000)

TOTAL INVESTMENTS-- 99.84%                                                                 39,129,083
(cost $48,908,185)

Other assets less liabilities-- 0.16%                                                          63,721

TOTAL NET ASSETS-- 100.00%                                                             $   39,192,804

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

Net unrealized depreciation of $9,779,102, is comprised of unrealized appreciation of $1,218,345 and unrealized depreciation of $10,997,447.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo Science &
Technology Fund

Schedule Of Investments
March 31, 2003

SHARES                  COMPANY                                                         MARKET VALUE

COMMON STOCKS-- 94.88%
HEALTH CARE-- 12.22%
             8,000      Applera Corp.-Celera Genomics Group*                        $          68,960
            19,400      Bristol-Myers-Squibb Co.                                              409,922
            21,750      Human Genome Sciences, Inc.*                                          185,962
             7,450      Merck & Company, Inc.                                             408,111
            28,200      Quintiles Transnational Corp.*                                        342,912
            20,200      Schering-Plough Corp.                                                 360,166
                                                                                            1,776,033
INFORMATION TECHNOLOGY-- 80.00%
            67,200      Adaptec, Inc.*                                                        405,216
            34,400      Advent Software, Inc.*                                                418,614
             9,000      Affymetrix, Inc.*                                                     234,000
            20,100      Agilent Technologies, Inc.*                                           264,315
            38,450      Altera Corp.*                                                         520,613
            14,600      Analog Devices, Inc.*                                                 401,500
            11,900      Applied Biosystems Group                                              188,377
            36,000      Applied Materials, Inc.*                                              452,880
            82,600      Atmel Corp.*                                                          132,160
            41,350      Cadence Design System, Inc.*                                          413,500
            53,200      Ciena Corp.*                                                          232,484
            37,400      Cisco Systems, Inc.*                                                  482,460
            43,400      Citrix Systems, Inc.*                                                 571,144
            10,550      Dell Computer Corp.*                                                  288,120
            11,200      Diebold, Inc.                                                         380,128
             1,100      Digimarc Corp.*                                                        12,804
            30,350      Intel Corp.                                                           494,098
            17,900      Jabil Circuit, Inc.*                                                  313,250
            32,650      LAM Research Corp.*                                                   371,851
             5,600      Linear Technology Corp.                                               172,872
             6,150      Maxim Integrated Products                                             222,138
            28,750      Micron Technology, Inc.*                                              234,025
            18,300      Microsoft Corp.                                                       443,043
            19,700      MKS Instruments, Inc.*                                                246,250
            11,100      National Instruments Corp.*                                           391,497
            26,600      National Semiconductor Corp.*                                         453,264
            27,900      Nokia Corp.                                                           390,879
             8,700      Novellus Systems, Inc.*                                               237,249
            45,700      Plexus*                                                               418,155
            24,200      Sandisk Corp.*                                                        407,044
            43,000      Scientific-Atlanta, Inc.                                              590,820
            14,200      SunGard Data Systems, Inc.*                                           302,460
            18,200      Waters Corp.*                                                         385,112
            52,900      Wind River Systems, Inc.*                                             157,642
                                                                                           11,629,964
MATERIALS-- 2.66%
             8,700      Sigma-Aldrich Corp.                                                   387,063

TOTAL COMMON STOCKS                                                                        13,793,060
(cost $20,584,807)
FACE AMOUNT             DESCRIPTION                                                     MARKET VALUE

REPURCHASE AGREEMENT-- 4.57%
       $   665,000      UMB Bank, n.a., 0.75% due 4-1-03
                           (Collateralized by Federal
                           National Mortgage Association
                           Discount Notes, due 4-25-03 with
                           a market value of $678,451)                                        665,000
(cost $665,000)

TOTAL INVESTMENTS-- 99.45%                                                                 14,458,060
(cost $21,249,807)

Other assets less liabilities-- 0.55%                                                          79,346

TOTAL NET ASSETS-- 100.00%                                                             $   14,537,406

For federal income tax purposes, the identified cost of investments owned at March 31, 2003 was
$21,310,478.

Net unrealized depreciation for federal income tax purposes was $6,852,418, which is comprised of unrealized appreciation of $436,075 and unrealized depreciation of $7,288,493.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
Small Cap Fund

Schedule Of Investments
March 31, 2003

SHARES                  COMPANY                                                         MARKET VALUE

COMMON STOCKS-- 95.22%
CONSUMER DISCRETIONARY-- 47.60%
           587,200      Abercrombie & Fitch Co.*                                $      17,633,616
           786,000      American Eagle Outfitters*                                         11,411,934
         1,250,274      Ameristar Casinos, Inc.*                                           13,402,937
         1,194,850      Argosy Gaming Co.*                                                 23,873,103
           971,600      Borders Group, Inc.*                                               14,282,520
           374,550      Bright Horizons Family Solutions, Inc.*                            10,494,891
           734,200      Brunswick Corp.                                                    13,949,800
           617,063      Coachmen Industries, Inc.                                           6,787,693
           747,000      DeVry, Inc.*                                                       13,946,490
           325,050      Education Management Corp.*                                        12,927,239
            78,125      Elkcorp                                                             1,484,375
           633,500      Ethan Allen Interiors, Inc.                                        18,643,905
           624,900      First Service Corp.*                                                6,942,639
           207,150      Four Seasons Hotels, Inc.                                           5,628,266
           485,000      Gentex Corp.*                                                      12,343,250
         1,040,400      Isle of Capri Casinos, Inc.*                                       12,141,468
           586,450      ITT Educational Services, Inc.*                                    16,420,600
           887,800      Monaco Coach Corp.*                                                 9,197,608
           996,750      Orient-Express Hotel Ltd.*                                          9,748,215
         1,094,530      Penn National Gaming, Inc.*                                        19,427,907
         1,363,100      Royal Caribbean Cruises Ltd.                                       20,487,393
           399,150      Strayer Education, Inc.                                            21,913,335
           918,600      Tweeter Home Entertainment Group*                                   4,381,722
           845,050      Ultimate Electronics, Inc.*                                         6,718,147
           743,850      WCI Communities, Inc.*                                              7,780,671
           439,550      Zale Corp.*                                                        14,390,867
                                                                                          326,360,591
CONSUMER STAPLES-- 1.67%
           372,600      Performance Food Group Co.*                                        11,423,916

FINANCIALS-- 10.21%
           544,000      Boston Private Financial Holdings, Inc.                             8,138,240
           381,050      Edwards (A.G.), Inc.                                                9,869,195
           317,850      Gabelli Asset Management*                                           8,756,768
            97,900      Legg Mason, Inc.                                                    4,771,646
           971,050      Phoenix Companies, Inc.                                             7,030,402
           463,250      Raymond James Financial, Inc.                                      11,984,277
           399,150      Stewart (W.P.) & Company Ltd.                                   6,797,525
           485,600      Waddell & Reed Financial, Inc. Cl. B                            8,531,992
           147,550      Wilmington Trust Corp.                                              4,101,890
                                                                                           69,981,935
HEALTH CARE-- 17.84%
           938,500      Axcan Pharmaceutical*                                               9,722,860
         1,131,550      First Horizon Pharmaceutical Corp.*                                 2,862,821
         1,052,869      Galen Holdings                                                     27,195,606
           388,600      Inamed Corp.*                                                      13,900,222
           394,150      Medicis Pharmaceutical Corp. Cl. A*                                21,910,799
           506,700      Mentor Corp.                                                        8,669,637
         1,006,250      Pharmaceutical Product Development*                                27,018,819
           907,200      Quintiles Transnational Corp.*                                     11,031,552
                                                                                          122,312,316
INFORMATION TECHNOLOGY-- 17.90%
         1,928,250      Adaptec, Inc.*                                                     11,627,348
         1,083,573      Advent Software, Inc.*                                             13,185,999
           315,200      Affymetrix, Inc.*                                                   8,195,200
         1,635,700      LAM Research Corp.*                                                18,628,987
           539,900      Micrel Semiconductor, Inc.*                                         4,973,019
         1,107,193      MKS Instruments, Inc.*                                             13,839,912
            48,800      Nassda Corp.*                                                         322,080
           269,600      National Instruments Corp.*                                         9,508,792
         1,321,950      Plexus Corp.*                                                      12,095,843
         1,433,950      Sandisk Corp.*                                                     24,119,039
         2,103,317      Wind River Systems, Inc.*                                           6,267,885
                                                                                          122,764,104
TOTAL COMMON STOCKS                                                                       652,842,862
(cost $882,730,817)

FACE AMOUNT             DESCRIPTION                                                     MARKET VALUE

REPURCHASE AGREEMENT-- 3.87%
      $ 26,580,000      UMB Bank, n.a., 0.75% due 4-1-03
                           (Collateralized by Federal
                           National Mortgage Association
                           Discount Notes, due 4-25-03 with
                           a market value of $27,112,072)                                  26,580,000
(cost $26,580,000)

TOTAL INVESTMENTS-- 99.09%                                                                679,422,862
(cost $909,310,817)

Other assets less liabilities-- 0.91%                                                       6,211,034

TOTAL NET ASSETS-- 100.00%                                                            $   685,633,896

For federal income tax purposes, the identified cost of investments owned at March 31, 2003 was
$911,371,867.

Net unrealized depreciation for federal income tax purposes was $231,949,005, which is comprised of unrealized appreciation of $36,610,411 and unrealized depreciation of $268,559,416.

*Non-income producing security

See accompanying Notes to Financial Statements.

Buffalo
USA Global Fund

Schedule Of Investments
March 31, 2003

SHARES                  COMPANY                                                         MARKET VALUE
COMMON STOCKS-- 97.38%

CONSUMER DISCRETIONARY-- 4.70%
            16,100      Johnson Controls, Inc.                                      $       1,166,284
            47,800      Lear Corp.*                                                         1,689,730
                                                                                            2,856,014
CONSUMER STAPLES-- 19.24%
            41,900      Coca-Cola Co.                                                       1,696,112
            26,900      Colgate-Palmolive                                                   1,464,436
            45,200      Gillette Co.                                                        1,398,488
            32,300      Kimberly Clark Corp.                                                1,468,358
           110,700      McDonald's Corp.                                                    1,600,722
            75,100      Sara Lee Corp.                                                      1,404,370
            46,900      Wrigley, (Wm.) Jr. Co.                                             2,649,850
                                                                                           11,682,336
FINANCIALS-- 7.41%
            82,000      AFLAC, Inc.                                                         2,628,100
            37,800      American International Group, Inc.                                  1,869,210
                                                                                            4,497,310
HEALTH CARE-- 22.02%
            84,600      Bristol-Myers-Squibb Co.                                            1,787,598
            43,600      Johnson & Johnson                                               2,523,132
            66,700      Pfizer, Inc.                                                        2,078,372
           134,500      Quintiles Transnational Corp.*                                      1,635,520
           105,600      Schering-Plough Corp.                                               1,882,848
            57,300      Wyeth                                                               2,167,086
            26,730      Zimmer Holdings, Inc.*                                              1,299,880
                                                                                           13,374,436
INDUSTRIALS-- 2.47%
            42,000      Teleflex, Inc.                                                      1,499,400

INFORMATION TECHNOLOGY-- 37.77%
           163,900      Adaptec, Inc.*                                                        988,317
           124,500      Agilent Technologies, Inc.*                                         1,637,175
            44,800      Analog Devices, Inc.*                                               1,232,000
            68,300      Applied Biosystems Group                                            1,081,189
           138,102      Applied Materials, Inc.*                                            1,737,323
           120,900      Cadence Design System*                                              1,209,000
           113,900      Cisco Systems, Inc.*                                                1,469,310
           174,600      Citrix Systems, Inc.*                                               2,297,736
            79,900      Intel Corp.                                                         1,300,772
            40,434      Maxim Integrated Products, Inc.                                     1,460,476
            99,500      Micron Technology, Inc.*                                              809,930
            77,000      Microsoft Corp.                                                     1,864,170
            72,102      MKS Instruments, Inc.*                                                901,275
           100,300      Motorola, Inc.                                                        828,478
            25,900      National Instruments Corp.*                                           913,493
            74,700      National Semiconductor Corp.*                                       1,272,888
            91,500      Waters Corp.*                                                       1,936,140
                                                                                           22,939,672
MATERIALS-- 3.77%
            51,500      Sigma-Aldrich Corp.                                                 2,291,235

TOTAL COMMON STOCKS                                                                        59,140,403
(cost $71,223,588)

FACE AMOUNT             DESCRIPTION                                                     MARKET VALUE

REPURCHASE AGREEMENT-- 2.46%
      $  1,495,000      UMB Bank, n.a., 0.75% due 4-1-03
                           (Collateralized by Federal
                           National Mortgage Association
                           Discount Notes, due 4-25-03 with
                           a market value of $1,525,766)                                    1,495,000
(cost $1,495,000)

TOTAL INVESTMENTS-- 99.84%                                                                 60,635,403
(cost $72,718,588)

Other assets less liabilities-- 0.16%                                                          99,402

TOTAL NET ASSETS-- 100.00%                                                             $   60,734,805

For federal income tax purposes, the identified cost of investments owned at March 31, 2003 was
$73,094,561.

Net unrealized depreciation for federal income tax purposes was $12,459,158, which is comprised of unrealized appreciation of $5,189,316 and unrealized depreciation of $17,648,474.

*Non-income producing security

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES

March 31, 2003
(In Thousands Except Per Share Data)

                                                          HIGH         LARGE         MID     SCIENCE &    SMALL          USA
                                           BALANCED       YIELD         CAP          CAP      TECHNOLOGY       CAP         GLOBAL
                                             FUND         FUND         FUND         FUND         FUND         FUND          FUND

ASSETS:
   Investments at cost
      (including repurchase
      agreements)                         $  21,263  $   144,440  $    44,300   $   48,908   $    21,250  $   909,311  $    72,719

   Investments at value                   $  17,524  $   122,671  $    35,205   $   37,989   $    13,793  $   652,843  $    59,140
   Repurchase agreements
      at value                                   --       17,860           --        1,140           665       26,580        1,495
   Cash                                         379           40          346           83            98          --            65
   Receivables:
      Investments sold                          647           10           83           --            37          247           --
      Dividends                                  14            8           60           13            11          124           39
      Interest                                  141        2,108           --           --            --            1           48
      Fund shares sold                           --        1,649           --            1            25        8,886           --
      Total assets                           18,705      144,346       35,694       39,226        14,629      688,681       60,787

LIABILITIES AND NET ASSETS:
   Cash overdraft                                --           --           --           --            --        1,869           --
   Payables:
      Management fees                            15          116           30           33            12          569           52
      Investments purchased                     640        1,222           --           --            80          605           --
      Other                                      --           --           --           --            --            4           --
      Total liabilities                         655        1,338           30           33            92        3,047           52

NET ASSETS                                $  18,050  $   143,008  $    35,664   $   39,193   $    14,537  $   685,634  $    60,735

NET ASSETS CONSIST OF:
   Capital (capital stock and
      paid-in capital)                    $  28,920  $   156,370  $    48,585   $   50,066   $    23,180  $   961,394  $    77,929
   Accumulated undistributed
      net investment
      income (loss)                              29           67           86           --            --           --           --
   Accumulated undistributed
      net realized loss from
      investment transactions               (7,160)      (9,520)      (3,912)       (1,094)      (1,851)     (45,872)      (5,110)
   Net unrealized depreciation
      of investments                        (3,739)      (3,909)      (9,095)       (9,779)      (6,792)    (229,888)     (12,084)
NET ASSETS APPLICABLE
TO OUTSTANDING SHARES                     $  18,050  $   143,008  $    35,664   $    39,193  $    14,537  $   685,634  $    60,735

Capital shares, $1.00 par value:
   Authorized                                10,000       25,000       10,000     Unlimited    Unlimited      100,000       10,000

   Outstanding                                2,482       14,499        2,838         5,201        2,417       49,731        4,656

NET ASSET VALUE PER SHARE                 $    7.27  $      9.86  $     12.57   $      7.54  $      6.01  $     13.79  $     13.04

See accompanying Notes to Financial Statements.

STATEMENTS
OF OPERATIONS

For the Year Ended March 31, 2003
(In Thousands)
                                                          HIGH         LARGE         MID     SCIENCE &    SMALL          USA
                                           BALANCED       YIELD         CAP          CAP      TECHNOLOGY       CAP         GLOBAL
                                             FUND         FUND         FUND         FUND         FUND         FUND          FUND

INVESTMENT INCOME:
   Dividends                              $     258  $       549  $       509   $      164   $       72   $     3,686  $       586
   Interest                                     432        6,514           11           30            4           479           18
   Foreign tax withheld                         (1)           --          (2)          (2)           (1)         (48)           --
                                                689        7,063          518          192            75        4,117          604
EXPENSES:
   Management fees                              186          970          410          380           152        8,803          642
   Registration fees                             19           30           22           37            34          160           25
   Other                                         --           --           --           --            --            24          --
                                                205        1,000          432          417           186        8,987          667
      Net investment
         income (loss)                          484        6,063           86        (225)         (111)      (4,870)         (63)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from
      investment transactions               (2,183)      (1,826)      (1,132)        (667)       (1,540)     (45,826)      (2,723)
   Net unrealized appreciation
      (depreciation) during the
      year on investments                   (2,699)        2,488     (16,065)     (10,927)       (6,864)    (375,671)     (21,138)
      Net gain (loss)
         on investments                     (4,882)          662     (17,197)     (11,594)       (8,404)    (421,497)     (23,861)
      Net increase (decrease) in net assets
      resulting from
      operations                        $   (4,398)  $     6,725 $   (17,111)   $ (11,819)   $   (8,515)  $ (426,367)  $  (23,924)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                                           Balanced Fund             High Yield Fund           Large Cap Fund
                                                        Year         Year         Year         Year         Year         Year
                                                        Ended        Ended        Ended        Ended        Ended        Ended
                                                      March 31,    March 31,    March 31,    March 31,    March 31,    March 31,
                                                        2003         2002         2003         2002         2003         2002

OPERATIONS:
   Net investment income (loss)                      $       484  $       724   $    6,063   $     4,234  $        86  $        (84)
   Net realized gain (loss) from
      investment transactions                            (2,183)           36      (1,826)       (2,501)      (1,132)        (2,764)
   Net unrealized appreciation
      (depreciation) during the
      period on investments                              (2,699)          904        2,488           211     (16,065)          3,719

      Net increase (decrease)
         in net assets
         resulting from operations                       (4,398)        1,664        6,725         1,944     (17,111)            871

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                   (510)        (717)      (6,125)       (4,229)           --           (21)
   Net realized gain from
      investment transactions                                 --           --           --            --           --          (562)
      Total distributions
         to shareholders                                   (510)        (717)      (6,125)       (4,229)           --          (583)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                             3,553        2,608       90,761        53,695       12,995         17,572
   Reinvested distributions                                  481          680        4,911         3,673           --            554
                                                           4,034        3,288       95,672        57,368       12,995         18,126
   Shares repurchased                                    (3,945)      (9,056)     (23,121)      (26,877)     (13,928)        (7,633)
      Net increase (decrease) from
      capital share transactions                              89      (5,768)       72,551        30,491        (933)         10,493
      Net increase (decrease)
         in net assets                                   (4,819)      (4,821)       73,151        28,206     (18,044)         10,781
Net Assets:
   Beginning of period                                    22,869       27,690       69,857        41,651       53,708         42,927
   End of period                                     $    18,050  $    22,869     $143,008   $    69,857  $    35,664  $      53,708

   Undistributed net investment
      income (loss) at end
      of period                                      $        29  $       828   $       67   $       189  $        86  $          --

Fund share transactions:
   Shares sold                                               460          281        9,303         5,292          895            967
   Reinvested distributions                                   65           79          509           370           --             32
                                                             525          360        9,812         5,662          895            999
   Shares repurchased                                      (510)        (982)      (2,393)       (2,649)      (1,017)          (425)
      Net increase (decrease)
         in fund shares                                       15        (622)        7,419         3,013        (122)            574

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                                                                      Science &
                                                           Mid Cap Fund              Technology Fund
                                                                    For The                   For The
                                                                  Period From               Period From
                                                                 December 17,                April 16,
                                                                     2001                      2001          Small Cap Fund
                                                        Year      (Inception)     Year      (Inception)     Year         Year
                                                        Ended         To          Ended         To          Ended        Ended
                                                      March 31     March 31,    March 31,    March 31,    March 31,    March 31
                                                        2003         2002         2003         2002         2003         2002

OPERATIONS:
   Net investment income (loss)                    $     (225)  $      (31)  $     (111)  $      (83)   $   (4,870)  $       (2,005)
   Net realized gain (loss) from
      investment transactions                            (667)        (427)      (1,540)        (311)      (45,826)            5,385
   Net unrealized appreciation
      (depreciation) during the
      period on investments                           (10,927)        1,148      (6,864)           72     (375,671)          137,092
      Net increase (decrease)
      in net assets
      resulting from operations                       (11,819)          690      (8,515)        (322)     (426,367)          140,472

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                    --           --           --           --            --               --
   Net realized gain from
      investment transactions                               --           --           --           --       (1,487)          (1,165)
      Total distributions
      to shareholders                                       --           --           --           --       (1,487)          (1,165)

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                          39,237       31,650        8,750       19,770       547,895        1,368,125
   Reinvested distributions                                 --           --           --           --         1,450            1,145
                                                        39,237       31,650        8,750       19,770       549,345        1,369,270

   Shares repurchased                                 (19,980)        (685)      (4,210)      (1,036)     (721,000)        (276,907)
      Net increase (decrease) from
      capital share transactions                        19,257       30,965        4,540       18,734      (171,655        1,092,363
      Net increase (decrease)
      in net assets                                      7,438       31,655      (3,975)       18,412     (599,509)        1,231,670

Net Assets:
   Beginning of period                                  31,755          100       18,512          100     1,285,143           53,473
   End of period                                   $    39,193  $    31,755  $    14,537  $    18,512   $   685,634  $     1,285,143

   Undistributed net investment
      income (loss) at end
      of period                                    $        --  $        --  $        --  $        --   $        --  $            --

Fund share transactions:
   Shares sold                                           4,591        3,198        1,238        1,915        32,721           72,066
   Reinvested distributions                                 --           --           --           --            80               59
                                                         4,591        3,198        1,238        1,915        32,801           72,125
   Shares repurchased                                  (2,527)         (71)        (640)        (106)      (44,029)         (14,737)
      Net increase (decrease)
      in fund shares                                     2,064        3,127          598        1,809      (11,228)           57,388

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                                          USA GLOBAL FUND
                                                        Year         Year
                                                        Ended        Ended
                                                      March 31,    March 31,
                                                        2003         2002
OPERATIONS:
   Net investment income (loss)                      $      (63)  $     (222)
   Net realized gain (loss) from
      investment transactions                            (2,723)      (2,140)
   Net unrealized appreciation
      (depreciation) during the
      period on investments                             (21,138)        6,670
      Net increase (decrease)
      in net assets
      resulting from operations                         (23,924)        4,308
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                      --           --
   Net realized gain from
      investment transactions                                 --           --
      Total distributions
      to shareholders                                         --           --
CAPITAL SHARE TRANSACTIONS:
   Shares sold                                            32,480       28,880
   Reinvested distributions                                   --           --
                                                          32,480       28,880
   Shares repurchased                                   (20,400)      (9,944)
      Net increase (decrease) from
      capital share transactions                          12,080       18,936
      Net increase (decrease)
      in net assets                                     (11,844)       23,244
Net Assets:
   Beginning of period                                    72,579       49,335
   End of period                                     $    60,735  $    72,579

   Undistributed net investment
      income (loss) at end
      of period                                      $        --  $        --

Fund share transactions:
   Shares sold                                             2,191        1,577
   Reinvested distributions                                   --           --
            2,191                                          1,577
   Shares repurchased                                    (1,388)        (546)
      Net increase (decrease)
      in fund shares                                         803        1,031

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Investment Valuation-- Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price.
Securities not currently traded are valued at fair value as determined in good faith by the Board of
Directors, or its designated committee. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. Federal and State Taxes-- The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.

C. Options-- In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding written covered call options as of March 31, 2003 or any such transactions during the year then ended.

D. repurchase agreements-- The Funds may enter into repurchase agreements with member banks of the Federal
Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty.
If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

E. Investment Transactions and Investment Income-- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

F. Distributions to Shareholders-- Distributions to shareholders are recorded on the ex-dividend date.
Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for premium amortization on debt securities and deferral of post October and wash sale losses.

G. Use of Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. FEDERAL TAX MATTERS:

The tax character of distributions paid during the periods ended March 31, 2003 and 2002, were identical to those distributions reported in the Statements of Changes in Net Assets, except as follows:

                                                                  2003
                                                           CAPITAL           RETURN
FUND                                    ORDINARY            GAIN           OF CAPITAL         TOTAL*
Balanced                            $       527,773             --             --      $    527,773
High Yield                                6,184,954             --             --         6,184,954
Small Cap                                        --    $ 1,469,739      $  17,010         1,486,749
                                                                  2002
                                                           CAPITAL           RETURN
FUND                                    ORDINARY            GAIN           OF CAPITAL         TOTAL*
Balanced                            $       756,596             --      $      --      $    756,596
High Yield                                4,329,485             --             --         4,329,485
Small Cap                                        --    $ 2,764,649             --         2,764,649
*Total distributions paid differ from the Statement of Changes in Net Assets due primarily to the use of equalization debits for tax purposes.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

                                               ACCUMULATED         UNDISTRIBUTED
                                              NET REALIZED        NET INVESTMENT       PAID IN
FUND                                           GAIN (LOSS)            INCOME           CAPITAL
Balanced                                          $(2,836,217)        $(773,798)       $3,610,015
High Yield                                                  --          (60,000)           60,000
Mid Cap                                                     --           225,291        (225,291)
Science & Technology                                    --           111,273        (111,273)
Small Cap                                               17,010         4,870,098      (4,887,108)
USA Global                                                  --            63,042         (63,042)

As of March 31, 2003, the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statements of Assets and Liabilities, except as follows:

                                                 BALANCED          HIGH YIELD            LARGE CAP
                                                   FUND               FUND                 FUND
Undistributed
     ordinary income                            $      82,560        $     235,531      $      85,659
Undistributed
     long-term
     capital gains                                         --                   --                 --
Accumulated
     earnings                                          82,560              235,531             85,659
Accumulated
     capital and
     other losses*                                (7,154,796)          (9,517,389)        (3,691,267)
Unrealized
     appreciation
     (depreciation)**                             (3,798,439)          (4,079,749)        (9,315,461)
Total accumulated
     earnings (deficit)                         $(10,870,675)        $(13,361,607)      $(12,921,069)

                                               SCIENCE &                                   USA
                                                TECHNOLOGY           SMALL CAP               GLOBAL
                                                   FUND                FUND                   FUND
Undistributed
     ordinary income                            $         --        $           --      $          --
Undistributed
     long-term
     capital gains                                        --                    --                 --
Accumulated
     earnings                                             --                    --                 --
Accumulated
     capital and
     other losses*                               (1,790,061)          (43,811,588)        (4,734,388)
Unrealized
     appreciation
     (depreciation)**                            (6,852,417)         (231,949,005)       (12,459,158)
Total accumulated
     earnings (deficit)                         $(8,642,478)        $(275,760,593)      $(17,193,546)

*The Funds had net capital loss carryovers and deferred post-October losses as identified elsewhere in the
Notes. In addition, they also had deferrals of wash sale losses and timing differences related to amortization of bond premiums.

**The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses and the differences between book and tax amortization of bond premiums.

As of March 31, 2003, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

                                                  CAPITAL LOSS
                                                 FUND CARRYOVER                    EXPIRES
Balanced                                        $        2,546,950                   2007
                                                         2,192,010                   2009
                                                           225,304                   2011
High Yield                                                  98,388                   2007
                                                         4,212,790                   2009
                                                           555,120                   2010
                                                         4,031,733                   2011
Large Cap                                                  757,457                   2010
                                                         2,333,606                   2011
Mid Cap                                                  1,094,108                   2011
Science & Technology                                 1,091,938                   2011
Small Cap                                               33,821,772                   2011
USA Global                                                  86,855                   2009
                                                           828,653                   2010
                                                         3,755,016                   2011

Certain Funds incurred a loss for tax purposes from November 1, 2002 to March 31, 2003. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ended
March 31, 2004. The following Funds had deferred losses:

FUND
Balanced                              $     2,190,532
High Yield                                    619,358
Large Cap                                     600,204
Science & Technology                      698,923
Small Cap                                   9,989,816
USA Global                                     63,864

For corporate shareholders, Buffalo Balanced Fund percent of ordinary income distributions qualifying for the corporate dividends received deduction is 48%, for the year ended March 31, 2003.

3. MANAGEMENT FEES:

Management fees are paid to Kornitzer Capital Management, Inc. at the rate of 1% per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of
Kornitzer Capital Management, Inc.

4. REDEMPTION FEE:

Effective December 31, 2001, if shares of the Buffalo High Yield Fund are sold or exchanged within 180 days of their purchase, a redemption fee of 2% of the value of the shares sold or exchanged will be assessed.
The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the Fund and will help pay transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions.

5. INVESTMENT TRANSACTIONS:

Investment transactions for the year ended March 31, 2003, (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

Balanced Fund
     Purchases                                                   $         8,799,713
     Proceeds from sales                                                   8,241,161
High Yield Fund
     Purchases                                                   $        85,525,968
     Proceeds from sales                                                  32,058,295
Large Cap Fund
     Purchases                                                   $         6,552,638
     Proceeds from sales                                                   6,499,784
Mid Cap Fund
     Purchases                                                   $        25,353,024
     Proceeds from sales                                                   3,032,538
Science & Technology Fund
     Purchases                                                   $         8,144,354
     Proceeds from sales                                                   4,000,072
Small Cap Fund
     Purchases                                                   $       207,975,871
     Proceeds from sales                                                 252,397,396
USA Global Fund
     Purchases                                                   $        16,152,779
     Proceeds from sales                                                   4,306,370

This report has been prepared for the information of the Shareholders of the Buffalo Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Buffalo
Funds c/o U.S. Bancorp Fund Services, LLC (05/03).

FINANCIAL HIGHLIGHTS

BALANCED FUND
                                                                                        YEARS ENDED March 31,
                                                                      2003        2002(a)       2001         2000          1999

Condensed data for a share of capital
stock outstanding throughout the period.

Net asset value, beginning of year                                $      9.27   $     8.97   $      9.86  $      8.87  $       11.50

   Income from investment operations:
      Net investment income                                              0.20         0.33          0.35         0.57           0.66
      Net gains (losses) on securities
      (both realized and unrealized)                                   (1.99)         0.23        (0.79)         0.87         (1.86)

   Total from investment operations                                    (1.79)         0.56        (0.44)         1.44         (1.20)

   Less distributions:
      Dividends from net investment income                             (0.21)       (0.26)        (0.45)       (0.45)         (0.66)
      Distributions from capital gains                                     --           --            --           --         (0.64)
      Distribution in excess of
         capital gains                                                     --           --            --           --         (0.13)

   Total distributions                                                 (0.21)       (0.26)        (0.45)       (0.45)         (1.43)

Net asset value, end of year                                      $      7.27   $     9.27   $      8.97  $      9.86  $        8.87

Total return                                                         (19.32%)        6.48%       (4.58%)       16.78%       (10.49%)

Ratios/Supplemental Data
Net assets, end of year (in millions)                             $        18   $       23   $        28  $        29  $          40
Ratio of expenses to average net assets                                 1.10%        1.08%         1.06%        1.05%          1.04%
Ratio of net investment income
   to average net assets                                                2.60%        2.71%         3.72%        5.82%          6.19%
Portfolio turnover rate                                                   45%          12%           68%          33%            57%

(a)As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and the ratio of net investment income to average net assets per share was unchanged. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

HIGH YIELD FUND
                                                                                        YEARS ENDED March 31,
                                                                      2003        2002(a)       2001         2000          1999
Condensed data for a share of capital
stock outstanding throughout the period.

Net asset value, beginning of year                                $      9.87   $    10.24   $     10.21  $     10.74  $       12.83
   Income from investment operations:
      Net investment income                                              0.55         0.73          1.05         1.05           0.93
      Net gains (losses) on securities
      (both realized and unrealized)                                     0.01       (0.34)          0.02       (0.54)         (2.18)
   Total from investment operations                                      0.56         0.39          1.07         0.51         (1.25)
   Less distributions:
      Dividends from net investment income                             (0.57)       (0.76)        (1.04)       (1.04)         (0.76)
      Distributions from capital gains                                     --           --            --           --         (0.08)
   Total distributions                                                 (0.57)       (0.76)        (1.04)       (1.04)         (0.84)
Net asset value, end of year                                      $      9.86   $     9.87   $     10.24  $     10.21  $       10.74

Total return                                                            5.95%        3.95%        11.16%        4.83%        (9.92%)

Ratios/Supplemental Data
Net assets, end of year (in millions)                             $       143   $       70   $        42  $        44  $          58
Ratio of expenses to average net assets                                 1.03%        1.04%         1.04%        1.04%          1.05%
Ratio of net investment income
   to average net assets                                                6.24%        7.63%        10.30%        9.05%          7.76%
Portfolio turnover rate                                                   33%          36%           54%          16%            30%

(a)As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 7.73% to 7.63%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

LARGE CAP FUND
                                                                                        YEARS ENDED March 31,
                                                                      2003         2002         2001         2000          1999
Condensed data for a share of capital
stock outstanding throughout the period.

Net asset value, beginning of year                                $     18.14   $    17.99   $     21.91  $     16.95  $       16.94
   Income from investment operations:
      Net investment income (loss)                                       0.03       (0.03)          0.04         0.01           0.04
      Net gains (losses) on securities
      (both realized and unrealized)                                   (5.60)         0.39        (1.98)         5.21           0.40
   Total from investment operations                                    (5.57)         0.36        (1.94)         5.22           0.44
   Less distributions:
      Dividends from net investment income                                 --       (0.01)        (0.03)       (0.01)         (0.05)
      Distributions from capital gains                                     --       (0.20)        (1.95)       (0.25)         (0.38)
   Total distributions                                                     --       (0.21)        (1.98)       (0.26)         (0.43)
Net asset value, end of year                                      $     12.57   $    18.14   $     17.99  $     21.91  $       16.95

Total return                                                         (30.71%)        2.06%       (9.86%)       31.07%          2.73%

Ratios/Supplemental Data
Net assets, end of year (in millions)                             $        36   $       54   $        43  $        34  $          32
Ratio of expenses to average net assets                                 1.06%        1.06%         1.04%        1.05%          1.06%
Ratio of net investment income
   to average net assets                                                0.21%      (0.17%)         0.17%        0.04%          0.27%
Portfolio turnover rate                                                   16%           7%           27%          27%            83%

See accompanying Notes to Financial Statements.

MID CAP FUND
                                                                                                    FOR THE PERIOD FROM
                                                                                                     DECEMBER 17, 2001
                                                                            YEAR ENDED                (INCEPTION) TO
                                                                          MARCH 31, 2003              MARCH 31, 2002
Condensed data for a share of capital
stock outstanding throughout the period.

Net asset value, beginning of period                                          $      10.12        $           10.00

   Income from investment operations:
      Net investment income (loss)                                                  (0.04)                   (0.01)
      Net gains on securities
         (both realized and unrealized)                                             (2.54)                     0.13

   Total from investment operations                                                 (2.58)                     0.12

   Less distributions:
      Dividends from net investment income                                              --                       --
      Distributions from capital gains                                                  --                       --

   Total distributions                                                                  --                       --

Net asset value, end of period                                                $       7.54        $           10.12

Total return*                                                                     (25.49%)                    1.20%

Ratios/Supplemental Data
Net assets, end of period (in millions)                                       $         39        $              32
Ratio of expenses to average net assets**                                            1.10%                    1.16%
Ratio of net investment income
   to average net assets**                                                         (0.59%)                  (0.71%)
Portfolio turnover rate                                                                 8%                       3%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

SCIENCE & TECHNOLOGY FUND
                                                                                                    FOR THE PERIOD FROM
                                                                                                      APRIL 16, 2001
                                                                            YEAR ENDED                (INCEPTION) TO
                                                                          MARCH 31, 2003              MARCH 31, 2002
Condensed data for a share of capital
stock outstanding throughout the period.

Net asset value, beginning of period                                      $     10.18                     $     10.00

   Income from investment operations:
      Net investment income (loss)                                             (0.05)                          (0.05)
      Net gains on securities
         (both realized and unrealized)                                        (4.12)                            0.23

   Total from investment operations                                            (4.17)                            0.18

   Less distributions:
      Dividends from net investment income                                         --                              --
      Distributions from capital gains                                             --                              --

   Total distributions                                                             --                              --

Net asset value, end of period                                            $      6.01                     $     10.18

Total return*                                                                (40.96%)                           1.80%

Ratios/Supplemental Data
Net assets, end of period (in millions)                                   $        15                     $        19
Ratio of expenses to average net assets**                                       1.23%                           1.17%
Ratio of net investment income
   to average net assets**                                                    (0.73%)                         (0.77%)
Portfolio turnover rate                                                           26%                              4%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

SMALL CAP FUND
                                                                                                                          FOR THE
                                                                                                                        PERIOD FROM
                                                                                                                      APRIL 14, 1998
                                                                                                                      (INCEPTION) TO
                                                                                 YEARS ENDED March 31,                    MARCH 31,
                                                                      2003         2002         2001         2000          1999
Condensed data for a share of capital
stock outstanding throughout the period.

Net asset value, beginning of period                              $     21.08   $    14.97   $     15.38  $      9.49  $       10.00

   Income from investment operations:
      Net investment income (loss)                                     (0.10)       (0.03)        (0.01)       (0.03)           0.04
      Net gains (losses) on securities
      (both realized and unrealized)                                   (7.16)         6.17          1.27         6.13         (0.51)

   Total from investment operations                                    (7.26)         6.14          1.26         6.10         (0.47)

   Less distributions:
      Dividends from net investment income                                 --           --            --           --         (0.04)
      Distributions from capital gains                                 (0.03)       (0.03)        (1.67)       (0.21)             --

   Total distributions                                                 (0.03)       (0.03)        (1.67)       (0.21)         (0.04)

Net asset value, end of period                                    $     13.79   $    21.08   $     14.97  $     15.38  $        9.49

Total return*                                                        (34.49%)       41.04%         8.95%       64.87%        (4.69%)

Ratios/Supplemental Data
Net assets, end of period (in millions)                           $       686   $    1,285   $        53  $        35  $          13
Ratio of expenses to average net assets**                               1.02%        1.01%         1.04%        1.12%          1.02%
Ratio of net investment income
   to average net assets**                                            (0.55%)      (0.44%)       (0.12%)      (0.27%)          0.59%
Portfolio turnover rate                                                   24%           6%           31%          42%            34%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

HIGH YIELD FUND
                                                                                        YEARS ENDED March 31,
                                                                      2003         2002         2001         2000          1999
Condensed data for a share of capital
stock outstanding throughout the period.

Net asset value, beginning of year                                $     18.84   $    17.48   $     25.01  $     16.27  $       17.29
   Income from investment operations:
      Net investment income (loss)                                     (0.01)       (0.06)        (0.01)       (0.03)           0.06
      Net gains (losses) on securities
      (both realized and unrealized)                                   (5.79)         1.42        (4.67)         9.71         (0.51)

   Total from investment operations                                    (5.80)         1.36        (4.68)         9.68         (0.45)

   Less distributions:
      Dividends from net investment income                                 --           --            --       (0.02)         (0.06)
      Distributions from capital gains                                     --           --        (2.85)       (0.92)         (0.51)

   Total distributions                                                     --           --        (2.85)       (0.94)         (0.57)

Net asset value, end of year                                      $     13.04   $    18.84   $     17.48  $     25.01  $       16.27

Total return                                                         (30.79%)        7.78%      (19.80%)       60.72%        (2.52%)

Ratios/Supplemental Data
Net assets, end of year (in millions)                             $        61   $       73   $        49  $        52  $          35
Ratio of expenses to average net assets                                 1.04%        1.05%         1.03%        1.04%          1.05%
Ratio of net investment income
   to average net assets                                              (0.10%)      (0.39%)       (0.05%)      (0.16%)          0.34%
Portfolio turnover rate                                                    7%           6%           17%          35%            42%
See accompanying Notes to Financial Statements.

REPORT OF
INDEPENDENT AUDITORS

The Board of Directors and Shareholders of
Buffalo Balanced Fund, Inc.
Buffalo High Yield Fund, Inc.
Buffalo Large Cap Fund, Inc.
Buffalo Mid Cap Fund
Buffalo Science & Technology Fund
Buffalo Small Cap Fund, Inc.
Buffalo USA Global Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc.,
Buffalo Mid Cap Fund, Buffalo Science & Technology Fund, Buffalo Small Cap Fund, Inc. and Buffalo USA
Global Fund, Inc. (the Funds) as of March 31, 2003, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above at March 31, 2003, and the results of their operations, changes in their net assets and financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Kansas City, Missouri
April 25, 2003

NOTICE TO SHAREHOLDERS

Directors/Trustees and Officers of the Funds (unaudited)

The management and affairs for the Funds are supervised by the Directors/Trustees under the laws of the particular Fund's state of registration. The Directors/Trustees and executive officers of the Funds and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period.

INTERESTED DIRECTORS/TRUSTEES
NAME, AGE AND ADDRESS
(a)Joseph C. Neuberger (41)
615 E. Michigan Street
Milwaukee, WI 53202

POSITION(S) HELD WITH FUNDS
Chairman and Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Senior Vice President, U.S. Bancorp Fund Services, LLC (1994 - present)

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Seven

OTHER DIRECTORSHIPS HELD BY DIRECTOR/TRUSTEE
Trustee, MUTUALS.com (an open-end investment company with five portfolios); Trustee, Zodiac Trust (an open-end investment company with one portfolio)

NAME, AGE AND ADDRESS
(a)Kent W. Gasaway (43)
615 E. Michigan Street
Milwaukee, WI 53202

POSITION(S) HELD WITH FUNDS
President and Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and nine years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Senior Vice President, Kornitzer Capital Management, Inc. (management company).

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Seven

OTHER DIRECTORSHIPS HELD BY DIRECTOR/TRUSTEE
None

NON-INTERESTED DIRECTORS/TRUSTEES
NAME, AGE AND ADDRESS
Thomas S. Case (62)
615 E. Michigan Street
Milwaukee, WI 53202

POSITION(S) HELD WITH FUNDS
Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and nine years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Retired.

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Seven

OTHER DIRECTORSHIPS HELD BY DIRECTOR/TRUSTEE
None

NAME, AGE AND ADDRESS
Gene M. Betts (51)
615 E. Michigan Street
Milwaukee, WI 53202

POSITION(S) HELD WITH FUNDS
Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and two years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Senior Vice President and Treasurer, Sprint Corp. (telecommunications); and formerly Senior Vice President
Corporate Finance, Sprint Corp.

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Seven

OTHER DIRECTORSHIPS HELD BY DIRECTOR/TRUSTEE
None

NAME, AGE AND ADDRESS
J. Gary Gradinger (59)
615 E. Michigan Street
Milwaukee, WI 53202

POSITION(S) HELD WITH FUNDS
Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and two years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Chairman, President and Chief Executive Officer, Golden Star Inc. (manufacturer of textile cleaning products).

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Seven

OTHER DIRECTORSHIPS HELD BY DIRECTOR/TRUSTEE
None

NAME, AGE AND ADDRESS
Philip J. Kennedy (57)
615 E. Michigan Street
Milwaukee, WI 53202

POSITION(S) HELD WITH FUNDS
Director/Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and two years of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Associate Professor and Chair of Accounting, Business Administration and Entrepreneurship, Benedictine
College; formerly, Associate Professor, Slippery Rock University.

NUMBER OF FUNDS IN COMPLEX OVERSEEN BY DIRECTOR/TRUSTEE
Seven

OTHER DIRECTORSHIPS HELD BY DIRECTOR/TRUSTEE
None

OFFICERS OF THE FUNDS
NAME, AGE AND ADDRESS
Eric W. Falkeis (29)
615 E. Michigan Street
Milwaukee, WI 53202

POSITION(S) HELD WITH FUNDS
Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Vice President, U.S. Bancorp Fund Services, LLC (2001-present); Assistant Vice President, U.S. Bancorp Fund
Services, LLC (1997-2001); Audit Senior, PricewaterhouseCoopers LLP (1995-1997).

NAME, AGE AND ADDRESS
Katharine A. Barry (28)
615 E. Michigan Street
Milwaukee, WI 53202

POSITION(S) HELD WITH FUNDS
Vice President and Chief Compliance Officer

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Assistant Vice President, U.S. Bancorp Fund Services, LLC (2002-present); Officer, U.S. Bancorp Fund
Services, LLC (2000-2002); Compliance Administrator, U.S. Bancorp Fund Services, LLC (1998-2000); Audit
Associate, Arthur Andersen LLP (1996-1998).

NAME, AGE AND ADDRESS
Rodney A. DeWalt (35)
615 E. Michigan Street
Milwaukee, WI 53202

POSITION(S) HELD WITH FUNDS
Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Legal Compliance Administrator, U.S. Bancorp Fund Services, LLC (2003-present); Securities Attorney,
Thrivent Financial for Lutherans (2002-2003); Securities Attorney, Aid Association for Lutherans
(2000-2002); Financial Advisor, Prudential Insurance Company (2000); Attorney, DeWalt Law Offices
(1998-2000).

(a)Each of these Directors/Trustees may be deemed to be an "interested person" of the Funds as that term is defined in the Investment Company Act of 1940, as amended. Messrs. Neuberger and Gasaway are interested
Directors/Trustees due to their employment by U.S. Bancorp Fund Services, LLC and Kornitzer Capital
Management, Inc., respectively. U.S. Bancorp Fund Services, LLC is the Funds' Registered Transfer Agent.
Kornitzer Capital Management, Inc. is the Funds' Advisor.

(a)Each of these Directors/Trustees may be deemed to be an "interested person" of the Funds as that term is defined in the Investment Company Act of 1940, as amended. Messrs. Neuberger and Gasaway are interested
Directors/Trustees due to their employment by U.S. Bancorp Fund Services, LLC and Kornitzer Capital
Management, Inc., respectively. U.S. Bancorp Fund Services, LLC is the Funds' Registered Transfer Agent.
Kornitzer Capital Management, Inc. is the Funds' Advisor.

1Appointed May 1, 2003. Prior to Joseph C. Neuberger's appointment as Chairman and Director/Trustee,
Stephen S. Soden served in the capacity of Chairman and Director/Trustee for a period until May 1, 2003, which includes the fiscal year ended March 31, 2003 covered in this report. Mr. Soden resigned effective
May 1, 2003.

2Appointed May 1, 2003. Prior to the appointments of Mr. Falkeis, Ms. Barry and Mr. DeWalt, P. Bradley
Adams, W. Guy Cooke, Martin A. Cramer and Constance E. Martin served as officers for periods that included the fiscal year ended March 31, 2003, which is covered in this report. Mr. Adams, Mr. Cooke, Mr. Cramer and
Ms. Martin resigned effective May 1, 2003.

The Statement of Additional Information ("SAI") includes additional information about the Fund Directors/Trustees and is available upon request without charge by calling 1-800-492-8332, or writing Buffalo Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701,
Milwaukee, WI 53201-0701 (05/03).

BUFFALO MUTUAL FUNDS

Balanced Fund
High Yield Fund
Large Cap Fund
Mid Cap Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

BUFFALO FUNDS

1-800-49-BUFFALO
(1-800-492-8332)
WWW.BUFFALOFUNDS.COM
--------------------

BUFFALO FUNDS
c/o U.S. Bancorp Fund Services, LLC (05/03)
P.O. Box 701
Milwaukee, WI 53201-0701